CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other comprehensive income [abstract]
Profit (loss) for the year	$ 10,068,795	$ 21,815,454	$ (3,287,401)
Items that are or may be subsequently reclassified to profit or loss
Profit (loss) for the year for financial instruments at fair value through other comprehensive income (FVOCI)	5,067,254	(1,267,956)	(775,905)
Adjustment for reclassifications in the year	2,309,858	80,874	306,752
Related income tax	(2,070,299)	1,960,826	140,089
Total comprehensive income	5,306,813	773,744	(329,064)
Share in other comprehensive income (OCI) from investees at equity method
Share in OCI from investees at equity-method	(95,694)	(201,868)	270,954
Profit or Loss for the Year for the Share in OCI from Associates in Equity-method	(95,694)	(201,868)	270,954
Fair value changes for hedging instruments - Cash flow hedge
Profit or loss for the year for hedging instruments		(33,481)
Related income tax		8,472
Profit or loss for equity instruments at fair value through other comprehensive income (FVOCI)		(25,009)
Items that will not be reclassified to profit or loss
(Loss) Profit for the year for equity instruments at fair value through other comprehensive income (FVOCI)	(9,142)	5,124
Related income tax	1,793	(1,537)
Profit or loss for equity instruments at fair value through other comprehensive income (FVOCI)	(7,349)	3,587
Other comprehensive income (loss), net of tax	5,203,770	550,454	(58,110)
Total comprehensive income (loss) for the year	15,272,565	22,365,908	(3,345,511)
Attributable to owners of the Bank	15,254,806	22,382,926	(3,178,028)
Attributable to non-controlling interests	$ 17,759	$ (17,018)	$ (167,483)